INCOME TAXES - Schedule of Reconciliation between the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes
Net loss before provision for income taxes	$ (17,503)	$ (3,787)	$ (33,213)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (4,376)	$ (947)	$ (8,303)
Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	42	48	96
Tax effect of impairment loss on property and equipment and intangible assets	0	0	0
Tax effect of unrealized net operating loss	5,575	4,481	30,854
Tax effect of other permanent differences	0	19	(856)
Non-taxable gain from subsidiaries disposal	0	(14,323)	0
Changes in valuation allowance	(763)	10,282	(22,364)
Effect of preferential tax rates granted to PRC entities	121	1,599	1,215
Effect of income tax benefit due to reverse of UTP	0	(11,065)	0
Effect of income tax rate change	0	(396)	(262)
HK entities not subject to income taxes	(391)	0	0
Effect of income tax rate difference in other jurisdictions	76	67	311
Income tax expenses (benefits)	$ 284	$ (10,235)	$ 691
Effective tax rates	(1.60%)	270.30%	(2.10%)